Submission	May 14, 2025
Submission [Line Items]
Central Index Key	0001062231
Registrant Name	AMERICAN AXLE & MANUFACTURING HOLDINGS INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES